Derivatives and Hedging - Summary of the Balance Sheet Line Items in Which the Hedged Item is Included (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion of long-term debt
Derivative [Line Items]
Carrying Amount of the Hedged Assets (Liabilities)	$ (128,916)	$ 0
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)	1,971	0
Long-term debt
Derivative [Line Items]
Carrying Amount of the Hedged Assets (Liabilities)	0	(131,923)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)	$ 0	$ 5,042